Gross Unrealized Losses and Fair Value of Available for Sale Securities (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Government of India securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by state government INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Securities issued by state government sponsored institutions INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Other corporate/financial institution bonds INR	Mar. 31, 2012 Debt securities, other than asset and mortgage-backed securities Certificates of Deposit INR	Mar. 31, 2013 Mortgage-backed securities INR	Mar. 31, 2012 Mortgage-backed securities INR	Mar. 31, 2013 Asset-backed securities INR
Gain (Loss) on Investments [Line Items]
Less Than 12 Months Fair Value	$ 5,775.7	314,893.1	223,652.4	310,258.6	223,419.6	282,968.1	197,634.4	0	2.6	733.3	27,280.8	6,545.0	9.7	0	18,504.3	176.1	232.8	4,458.4
Less Than 12 Months Unrealized Losses	8.2	447.1	1,533.5	300.9	1,527.2	274.5	1,424.1	0	0.1	16.8	26.3	31.0	0.1	0	55.2	4.5	6.3	141.7
12 Months or Greater Fair Value	6,834.7	372,628.9	480,812.1	372,628.9	480,812.1	372,054.9	479,755.4	41.6	247.5	4.9	532.4	794.3	0	10.0	0	0	0	0
12 Months or Greater Unrealized Losses	59.9	3,265.4	11,015.3	3,265.4	11,015.3	3,264.4	11,008.2	0.2	1.5	0	0.8	5.6	0	0	0	0	0	0
Fair Value	12,610.4	687,522.0	704,464.5	682,887.5	704,231.7	655,023.0	677,389.8	41.6	250.1	738.2	27,813.2	7,339.3	9.7	10.0	18,504.3	176.1	232.8	4,458.4
Unrealized Losses	$ 68.1	3,712.5	12,548.8	3,566.3	12,542.5	3,538.9	12,432.3	0.2	1.6	16.8	27.1	36.6	0.1	0	55.2	4.5	6.3	141.7